CONDENSED CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current assets
Total current assets	$ 5,154,000
Total assets	6,436,000
Current liabilities:
Total current liabilities	20,804,000
Total liabilities	92,311,000
Commitments and Contingencies
Stockholders' Deficit:
Common stock	14,000
Additional paid-in capital	187,348,000
Accumulated deficit	(422,283,000)
Total AEON Biopharma, Inc. stockholders' deficit	(234,944,000)
Total liabilities, convertible preferred stock and deficit	6,436,000
PRIVETERRA ACQUISITION CORP.
Current assets
Cash	497,412
Prepaid assets	337,812
Total current assets	835,224
Prepaid assets - non-current	34,619
Cash and Investments held in Trust Account	276,079,687
Total assets	276,949,530
Current liabilities:
Accounts payable and accrued expenses	634,585
Franchise tax payable	200,000
Total current liabilities	834,585
Warrant liabilities	7,384,800
Deferred underwriting commission	9,660,000
Total liabilities	17,879,385
Commitments and Contingencies
Class A common stock subject to possible redemption, 2,002,272 shares and 27,600,000 shares as of June 30, 2023, and December 31, 2022, at redemption value of $10.58 and $10.09, respectively	276,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of June 30, 2023 and December 31, 2022
Additional paid-in capital	32,000
Accumulated deficit	(16,962,545)
Total AEON Biopharma, Inc. stockholders' deficit	(16,929,855)
Total liabilities, convertible preferred stock and deficit	276,949,530
PRIVETERRA ACQUISITION CORP. | Class A common stock subject to redemption
Current liabilities:
Class A common stock subject to possible redemption, 2,002,272 shares and 27,600,000 shares as of June 30, 2023, and December 31, 2022, at redemption value of $10.58 and $10.09, respectively	276,000,000
PRIVETERRA ACQUISITION CORP. | Class A common stock not subject to redemption
Stockholders' Deficit:
Common stock	0
PRIVETERRA ACQUISITION CORP. | Class B common stock
Stockholders' Deficit:
Common stock	$ 690